EARNINGS (LOSS) PER SHARE - Diluted Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EARNINGS (LOSS) PER SHARE
Income (loss) for the year	$ (27,010)	$ 45,770
Weighted average number of common shares (thousands)
Weighted average number of common shares (thousands)	311,482	272,202
Weighted average number of ordinary shares	311,482	292,816
Diluted earnings (loss) per share	$ (0.09)	$ 0.16
Warrants
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares		14,526
Options
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares		4,544
RSUs
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares		392
DSUs
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares		652
Bonus shares
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares		500